UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2006

Number of Shares		Value (000)

	Equities: 94.4%
Information 24.1%
	• Business Software 3.8%
2,750,000	Kronos (b)(c)	$93,747
	Labor Management Solutions
1,800,000	Micros Systems (b)	88,056
	Information Systems for Restaurants & Hotels
12,000,000	Novell (b)	73,440
	Directory, Operating System & Identity Management Software
1,800,000	Avid Technology (b)	65,556
	Digital Nonlinear Editing Software & Systems
2,500,000	Witness Systems (b)(c)	43,825
	Customer Experience Management Software
2,400,000	Parametric Technology (b)	41,904
	Engineering Software & Services
2,131,000	Concur Technologies (b)(c)	31,006
	Web Enabled Cost & Expense Management Software
1,800,000	Cadence Design Systems (b)	30,528
	Electronic Design Automation
2,500,000	Radiant Systems (b)(c)	30,200
	Point of Sale Systems: Convenient Stores & Restaurants
1,130,000	Progress Software (b)	29,380
	Application Development Software
6,000,000	Actuate (b)(c)	26,520
	Information Delivery Software & Solutions
1,490,000	JDA Software (b)(c)	22,975
	Application/Software & Services for Retailers
3,500,000	Agile Software (b)(c)	22,855
	Product Design Software
3,000,000	Lawson Software (b)	21,750
	Enterprise Resource Planning (ERP) Software
775,000	Kenexa (b)	19,545
	Human Capital Management (HCM) Software
5,600,000	Indus International (b)(c)	14,056
	Enterprise Asset Management Software
1,500,000	webMethods (b)	11,475
	Enterprise Applications Integration Tools
3,500,000	Tumbleweed Communications (b)(c)	9,870
	Email Content Security & File Transfer Management
917,000	ClickSoftware Technologies (b)	2,164
	Service Chain Optimization Software
		678,852
	• Computer Hardware & Related Equipment 3.6%
1,620,000	Amphenol	100,327
	Electronic Connectors
5,347,000	Symbol Technologies	79,457
	Mobile Computers & Barcode Scanners
1,945,000	Belden CDT	74,357
	Specialty Cable
870,000	Rogers (b)	53,723
	PCB Laminates & High-Performance Foams
1,913,000	II VI (b)(c)	47,672
	Laser Components
1,634,000	Nice Systems (Israel) (b)	45,213
	Audio & Video Recording Solutions
230,000	Wincor Nixdorf (Germany)	$33,402
	Retail POS Systems & ATM Machines
1,240,000	Intermec (b)	32,686
	Bar Code & Wireless LAN Systems
1,027,000	Avocent (b)	30,933
	Computer Control Switches
9,956,115	Advantech (Taiwan)	28,638
	Embedded Computers
530,000	Zebra Technologies (b)	18,942
	Bar Code Printers
900,000	Netgear (b)	18,531
	Networking Products for Small Business & Home
625,000	Excel Technologies (b)(c)	18,494
	Laser Systems & Electro-Optical Components
1,310,000	CTS	18,052
	Electronic Components, Sensors & EMS
1,875,000	Seachange International (b)(c)	16,669
	Systems for Video on Demand & Ad Insertion
375,000	Diebold	16,324
	Automated Teller Machines
11,976,000	Phoenixtec Power (Taiwan)	13,132
	Uninterruptable Power Supplies
		646,552
	• Mobile Communications 2.8%
4,500,000	Crown Castle International (b)	158,580
	Communications Towers
3,500,000	American Tower (b)	127,750
	Communications Towers in USA & Mexico
1,600,000	Alltel	88,800
	Cellular Telephone Services
8,000,000	Dobson Communications (b)(c)	56,160
	Rural & Small City Cellular Telephone Services
780,000	Telephone & Data Systems	32,838
	Cellular & Wireline Telephone Services
2,500,000	Openwave Systems (b)	23,400
	Internet Software for Mobile Devices
200,000	Telephone & Data Systems	8,170
	Cellular & Wireline Telephone Services
		495,698
	• CATV 1.5%
4,015,000	Discovery Holding (b)	58,057
	CATV Programming
70,000	Jupiter Telecommunications (Japan) (b)	52,783
	Cable Service Provider in Japan
2,050,000	Liberty Global Series C (b)	51,373
1,750,000	Liberty Global Series A (b)	45,045
	Cable TV Franchises Outside the USA
8,000,000	Gemstar-TV Guide International (b)	26,560
	TV Program Guides & CATV Programming
655,000	Liberty Media Corp - Interactive (b)	13,349
	CATV & E-Commerce
130,000	Liberty Media Corp - Capital (b)	10,864
	CATV Holding Company
1,250,000	Mediacom Communications (b)	8,900
	Cable Television Franchises
700,000	Outdoor Channel Holdings (b)	7,623
	Cable Television Programming
		274,554

Number of Shares		Value (000)
	• Gaming Equipment & Services 1.5%
2,750,000	International Game Technology	$114,125
	Slot Machines & Progressive Slots
3,900,000	Bally Technologies (b)(c)	68,640
	Slot Machines & Software
2,430,000	Shuffle Master (b)(c)	65,634
	Card Shufflers & Casino Games
500,000	Scientific Games (b)	15,900
	Lottery Services Provider
		264,299
	• Instrumentation 1.4%
2,800,000	Flir Systems (b)	76,048
	Infrared Cameras
1,250,000	Trimble Navigation (b)	58,850
	GPS-Based Instruments
750,000	Mettler Toledo (b)	49,613
	Laboratory Equipment
711,000	Dionex (b)	36,218
	Ion & Liquid Chromatography
670,000	Varian (b)	30,733
	Analytical Instruments
		251,462
	• Semiconductors & Related Equipment 1.4%
3,865,000	Integrated Device Technology (b)	62,071
	Communications Semiconductors
4,425,000	Entegris (b)	48,277
	Semiconductor Wafer Shipping & Handling Products
915,000	Littelfuse (b)	31,751
	Little Fuses
1,425,000	Microsemi	26,861
	Analog/Mixed Signal Semiconductors
690,000	Supertex (b)(c)	26,820
	Mixed-Signal Semiconductors
4,439,544	Novatek Microelectronics (Taiwan)	20,879
	LCD Related IC Designer
1,950,000	AMIS Holdings (b)	18,506
	Mixed-Signal Semiconductors
1,905,000	IXYS (b)(c)	15,983
	Power Semiconductors
		251,148
	• Business Information & Marketing Services 1.1%
2,800,000	Ceridian (b)	62,608
	HR Services & Payment Processing
1,900,000	Navigant Consulting (b)	38,114
	Financial Consulting Firm
916,000	Fair Isaac	33,498
	Credit Scoring & Decision Analytic Software
2,000,000	ProQuest (b)(c)	26,040
	Information Services for Education & Automotive Markets
400,000	Getty Images (b)	19,872
	Photographs for Publications & Electronic Media
2,285,000	infoUSA (b)	18,966
	Business Data for Sales Leads
		199,098
	• Internet Related 1.0%
9,500,000	SkillSoft (b)(c)	60,705
	Web-Based Learning Solutions (E-Learning)
3,000,000	ValueClick	$55,620
	Internet Advertising
4,000,000	CNET Networks (b)	38,320
	Internet Advertising On Niche Websites
554,000	Sohu.com (b)	12,199
	Chinese Internet Portal/Online Advertising
875,000	VitalStream Holdings (b)	7,726
	Streaming Services for The Internet
200,000	Travelzoo (b)	5,764
	Travel Related Internet Advertising
230,000	Vasco Data Security International (b)	2,383
	Consumer Fin Services & Enterprise Network Security
		182,717
	• Financial Processors 1.0%
2,774,000	Global Payments	122,084
	Credit Card Processor
6,500,000	Hong Kong Exchanges and Clearing (Hong Kong)	47,497
	Hong Kong Equity & Derivatives Market Operator
600,000	Cubic	11,748
	Revenue Collection & Defense Systems
		181,329
	• Telecommunications Equipment 0.9%
13,600,000	Tellabs (b)	149,056
	Telecommunications Equipment
1,510,000	Symmetricom (b)	12,186
	Network Timing & Synchronization Devices
		161,242
	• Telephone Services 0.7%
4,500,000	Time Warner Telecom (b)	85,545
	Fiber Optic Telephone/Data Services
2,300,000	Tele2 (Sweden)	23,191
	European Mobile Operator & Services Reseller
1,500,000	Windstream	19,785
	Rural Telephone Franchises
		128,521
	• Computer Services 0.7%
1,350,000	SRA International (b)	40,581
	Government IT Services
4,000,000	BearingPoint (b)	31,440
	Business Consulting & Technology Strategy
5,000,000	iGate (b)(c)	24,700
	IT & Business Process Outsourcing Services
4,600,000	AnswerThink Consulting (b)(c)	12,374
	IT Integration & Best Practice Research
500,000	Kanbay International (b)	10,280
	IT Services
		119,375
	• Contract Manufacturing 0.5%
1,705,000	Jabil Circuit	48,712
	Electronic Manufacturing Services
7,500,000	Sanmina-SCI (b)	28,050
	Electronic Manufacturing Services
1,020,000	Plexus (b)	19,584
	Electronic Manufacturing Services
		96,346

Number of Shares		Value (000)
	• Consumer Software 0.5%
2,300,000	THQ (b)	$67,091
	Entertainment Software
1,000,000	Activision (b)	15,100
	Entertainment Software
		82,191
	• Television Programming 0.4%
1,423,100	Alliance Atlantis Communication (Canada) (b)	44,116
	CATV Channels, TV/Movie Production/Distribution
3,000,000	Lions Gate Entertainment (b)	30,030
	Film & TV Studio
		74,146
	• Electronics Distribution 0.4%
3,100,000	Avnet (b)	60,822
	Electronic Components Distribution
710,000	Agilysys	9,968
	IT Distributor
		70,790
	• Radio 0.3%
1,541,000	Salem Communications (b)(c)	17,429
	Radio Stations for Religious Programming
1,500,000	Cumulus Media (b)	14,340
	Radio Stations in Small Cities
1,400,000	Saga Communications (b)(c)	10,836
	Radio Stations in Small & Mid Sized Cities
2,400,000	Spanish Broadcasting System (b)(c)	10,488
	Spanish Language Radio Stations
		53,093
	• Satellite Broadcasting & Services 0.3%
2,755,000	SES Global (France)	41,218
	Satellite Broadcasting Services
		41,218
	• TV Broadcasting 0.2%
2,500,000	Entravision Communications (b)	18,600
	Spanish Language TV, Radio & Outdoor
1,750,000	Gray Television	11,217
	Mid Market Affiliated TV Stations
165,500	M6-Metropole Television (France)	5,076
	Television Broadcaster
		34,893
	• Publishing 0.1%
600,000	NAVTEQ (b)	15,666
	Map Data for Electronic Devices
1,739,000	PRIMEDIA (b)	2,643
	Specialty Magazines & Other Publications
114,000	Triple Crown Media (b)	830
	Newspapers, Paging & Collegiate Sports Marketing
		19,139
Information: Total		4,306,663

Consumer Goods & Services 19.6%
	• Retail 5.2%
2,450,000	Abercrombie & Fitch	170,226
	Teen Apparel Retailer
6,630,000	Chico’s FAS (b)	142,744
	Women’s Specialty Retail
2,760,000	Michaels Stores	120,170
	Craft & Hobby Specialty Retailer
3,743,000	Christopher & Banks (c)	$110,344
	Women’s Apparel Retailer
4,600,000	Urban Outfitters (b)	81,374
	Apparel & Home Specialty Retailer
2,250,000	PETCO Animal Supplies (b)	64,440
	Pet Supplies & Services
1,223,000	AnnTaylor Stores (b)	51,195
	Women’s Apparel Retailer
1,400,000	Williams-Sonoma	45,346
	Home Goods & Furnishing Retailer
1,100,000	J Crew Group (b)	33,077
	Multi-Channel Branded Retailer
1,630,000	RONA (Canada) (b)	30,872
	Leading Canadian Do-it-yourself Retailer
775,000	Genesco (b)	26,714
	Multi-Concept Branded Footwear Retailer
1,200,000	Gaiam (b)(c)	15,492
	Healthy Living Catalogs & E-Commerce
750,000	Borders Group	15,300
	Book Stores
3,500,000	Edgars Consolidated Stores (South Africa)	13,451
	Retail Conglomerate
		920,745
	• Apparel 2.3%
7,330,000	Coach (b)	252,152
	Designer & Retailer of Branded Leather Accessories
2,268,000	Carter’s (b)	59,853
	Children’s Branded Apparel
919,000	Oxford Industries (c)	39,434
	Branded & Private Label Apparel
3,000,000	Billabong International (Australia)	32,812
	Action Sports Apparel Brand Manager
900,000	True Religion Apparel (b)	18,999
	Premium Denim
		403,250
	• Other Consumer Services 2.1%
2,250,000	ITT Educational Services (b)(c)	149,175
	Post-Secondary Degree Programs
5,400,000	ServiceMaster	60,534
	Lawn Care, Pest Control, Commercial Disaster Responce
1,275,000	Weight Watchers International	56,534
	Weight Loss Programs
800,000	Regis	28,680
	Hair Salons
1,500,000	Universal Technical Institute (b)(c)	26,835
	Vocational Training
1,530,000	Central Parking	25,245
	Owner, Operator, Manager of Parking Lots & Garages
2,550,000	Princeton Review (b)(c)	13,209
	College Preparation Courses
76,500	Pierre & Vacances (France)	8,678
	Vacation Apartment Lets
374,000	Career Education (b)	8,415
	Postsecondary Education
244,000	Lincoln Technical Institute (b)	3,992
	Vocational Training
		381,297

Number of Shares		Value (000)
	• Leisure Products 2.1%
1,751,000	Harley-Davidson	$109,875
	Motorcycles & Related Merchandise
1,416,000	Speedway Motorsports	51,557
	Motorsport Racetrack Owner & Operator
1,025,000	International Speedway	51,086
	Largest Motorsports Racetrack Owner & Operator
1,362,000	RC2 (b)(c)	45,668
	Toys, Infant Products & Collectibles
900,000	Polaris Industries	37,035
	Leisure Vehicles & Related Products
4,690,000	Fleetwood Enterprises (b)(c)	31,564
	RV & Manufactured Home Maker
690,000	Winnebago	21,652
	Premier Motorhome Maker
441,000	Thor Industries	18,156
	RV & Bus Manufacturer
600,000	Callaway Golf	7,866
	Premium Golf Clubs & Balls
		374,459
	• Furniture & Textiles 1.8%
2,550,000	HNI (c)	106,029
	Office Furniture & Fireplaces
2,068,000	Herman Miller	70,746
	Office Furniture
765,000	Mohawk Industries (b)	56,954
	Carpet & Flooring
1,398,000	Nobia (Sweden)	46,751
	Kitchen Cabinet Manufacturing & Distribution
1,703,000	Knoll	34,401
	Office Furniture
		314,881
	• Nondurables 1.4%
2,740,000	Scotts Miracle-Gro	121,902
	Consumer Lawn & Garden Products
1,650,000	Jarden (b)	54,401
	Branded Household Products
1,010,000	Chattem (b)(c)	35,471
	Personal Care Products
1,800,000	Helen of Troy (b)(c)	31,608
	Hair Dryers & Curling Irons
1,100,000	Natura Cosmeticos (Brazil)	13,503
	Direct Retailer of Cosmetics
		256,885
	• Casinos & Gaming 1.4%
3,200,000	Pinnacle Entertainment (b)(c)	89,984
	Regional Casino Operator
1,400,000	Station Casinos	80,962
	Las Vegas Locals Casinos
1,700,000	Penn National Gaming (b)	62,084
	Regional Casino Operator
690,000	Intralot (Greece)	18,863
	Lottery & Gaming Systems/Services
226,000	Lakes Entertainment (b)	2,183
	Native American Casinos Development
		254,076
	• Travel 1.3%
2,110,000	Vail Resorts (c)	84,442
	Ski Resort Operator & Developer
4,000,000	Expedia (b)	$62,720
	Online Travel Services Company
915,000	Four Seasons Hotels (Canada)	58,423
	Luxury Hotel Operator
900,000	Intrawest (Canada)	31,040
	Ski Resort Operator & Developer
		236,625
	• Restaurants 0.8%
2,145,000	Sonic (b)	48,498
	Quick Service Restaurant
1,000,000	Red Robin Gourmet Burgers (b)(c)	46,110
	Casual Dining Restaurant
1,600,000	AFC Enterprises (b)(c)	23,104
	Popeyes Restaurants
800,000	Cheesecake Factory (b)	21,752
	Casual Dining Restaurants
		139,464
	• Consumer Goods Distribution 0.5%
2,500,000	Pool	96,250
	Distributor of Swimming Pool Supplies & Equipment
		96,250
	• Food & Beverages 0.4%
2,550,000	C&C Group (Ireland)	34,646
	Beverage Company
1,400,000	IAWS (Ireland)	25,996
	Baked Goods
		60,642
	• Other Durable Goods 0.2%
14,999,300	Techtronic Industries (Hong Kong)	22,001
	Power Tools & Motorized Appliances
900,000	Champion Enterprises (b)	6,210
	Manufactured Homes
172,000	Cavco Industries (b)	5,420
	Higher End Manufactured Homes
5,700,000	Ducati Motor (Italy) (b)	5,287
	Motorcycles & Related Merchandise
		38,918
	• Cruise Lines 0.1%
400,000	Carnival	18,812
	Largest Cruise Line
		18,812
Consumer Goods & Services: Total		3,496,304

Industrial Goods & Services 17.0%
	• Machinery 4.9%
3,600,000	Donaldson	132,840
	Industrial Air Filtration
2,750,000	Ametek	119,762
	Aerospace/Industrial Instruments
3,500,000	Clarcor (c)	106,715
	Mobile & Industrial Filters
2,200,000	ESCO Technologies (b)(c)	101,288
	Automatic Electric Meter Readers
2,850,000	Pentair	74,641
	Pumps, Water Treatment & Tools
1,900,000	Mine Safety Appliances (c)	67,716
	Safety Equipment

Number of Shares		Value (000)
	• Machinery—continued
1,250,000	Nordson	$49,825
	Dispensing Systems for Adhesives & Coatings
1,350,000	Gardner Denver (b)	44,658
	Air Compressors, Blowers & Pumps
1,100,000	Kaydon	40,722
	Specialized Friction & Motion Control Products
833,000	Toro	35,128
	Turf Maintenance Equipment
253,600	Neopost (France)	30,276
	Postage Meter Machines
1,582,000	K&F Industries Holdings (b)	29,710
	Aircraft Wheels, Brakes & Fuel Tank Bladders
2,100,000	Goodman Global (b)	28,035
	HVAC Equipment Manufacturer
212,000	Oshkosh Truck	10,700
	Specialty Truck Manufacturer
		872,016
	• Other Industrial Services 2.8%
5,500,000	Expeditors International of Washington	245,190
	International Freight Forwarder
3,200,000	UTI Worldwide	89,504
	Global Logistics & Freight Forwarding
2,000,000	Forward Air (c)	66,180
	Freight Transportation Between Airports
1,650,000	Mobile Mini (b)	46,876
	Portable Storage Units Leasing
374,000	ImTech (Netherlands)	19,580
	Engineering & Technical Services
426,000	G&K Services	15,519
	Uniform Rental
655,000	TAL International Group	13,893
	Intermodal Freight Containers Leasing
740,000	Poyry (Finland)	8,983
	Engineering Consultants
		505,725
	• Industrial Distribution 1.8%
2,286,000	Watsco (c)	105,179
	HVAC Distribution
1,200,000	WW Grainger	80,424
	Industrial Distribution
1,925,000	Airgas	69,627
	Industrial Gas Distributor
3,500,000	Grafton Group (Ireland)	46,128
	Builders Materials Wholesaling & Do-it-yourself Retailing
1,031,000	Nuco2 (b)(c)	27,734
	Bulk Co2 Gas Distribution to Restaurants
		329,092
	• Industrial Materials & Specialty Chemicals 1.6%
2,700,000	Spartech (c)	72,279
	Plastics Distribution & Compounding
730,000	Novozymes (Denmark)	55,590
	Industrial Enzymes
28,000	Sika (Switzerland)	35,251
	Chemicals for Construction & Industrial Applications
1,228,000	Drew Industries (b)(c)	31,019
	RV & Manufactured Home Maker
267,000	Hyundai Mobis (South Korea)	$27,412
	Auto Parts
195,000	Sociedad Quimica y Minera de Chile (Chile)	22,445
	Producer of Specialty Fertilizers, Lithium & Iodine
400,000	Carbone Lorraine (France)	22,176
	Advanced Industrial Materials
200,000	Imerys (France)	16,742
	Industrial Minerals Producer
431,000	Koninklijke TenCate (Netherlands)	10,455
	Advanced Textiles & Industrial Fabrics
		293,369
	• Construction 1.5%
1,900,000	Florida Rock	73,549
	Aggregates & Concrete
2,200,000	Simpson Manufacturing	59,466
	Wall Joint Maker
650,000	Martin Marietta Materials	55,003
	Aggregates
30,000	Geberit (Switzerland)	36,586
	Plumbing Supplies
1,000,000	Kingspan Group (Ireland)	20,612
	Building Insulation & Environmental Containers
90,000	Ciments Francais (France)	14,259
	Leading French & Emerging Markets Cement Producer
		259,475
	• Electrical Components 1.0%
1,963,000	Genlyte Group (b)(c)	139,766
	Commercial Lighting Fixtures
1,125,000	Ushio (Japan)	24,305
	Industrial Light Sources
700,000	Legrand (France) (b)	19,431
	Electrical Components
		183,502
	• Steel 1.0%
2,860,000	Gibraltar Industries (c)	63,435
	Steel Processing
2,300,000	Worthington Industries	39,238
	Steel Processing
1,064,000	Tenaris (Argentina)	37,644
	Oil & Gas Industrial Seamless Tubes
135,000	Vallourec (France)	31,383
	Oil, Gas & Industrial Seamless Tubes
		171,700
	• Outsourcing Services 0.9%
650,000	USG People (Netherlands)	45,325
	Temporary Staffing Services
1,300,000	Administaff	43,810
	Professional Employer Organization
2,500,000	Quanta Services (b)	42,150
	Electrical & Telecom Construction Services
2,000,000	Labor Ready (b)	31,860
	Temporary Manual Labor
600,000	GP Strategies (b)	4,482
	Training Programs
		167,627

Number of Shares		Value (000)
	• Conglomerates 0.7%
766,000	Aalberts Industries (Netherlands)	$56,665
	Flow Control & Heat Treatment
1,350,000	Hexagon (Sweden)	46,572
	Measurement Equipment & Polymers
193,800	Ibiden (Japan)	10,280
	Electronic Parts & Ceramics
		113,517
	• Water 0.4%
2,500,000	Pall	77,025
	Filtration & Fluids Clarification
		77,025
	• Waste Management 0.4%
1,700,000	Waste Connections (b)	64,447
	Solid Waste Management
		64,447
Industrial Goods & Services: Total		3,037,495

Finance 13.6%
	• Banks 4.6%
2,505,000	BOK Financial	131,763
	Tulsa Based S.W. Bank
3,600,000	Associated Banc-Corp	117,000
	Midwest Bank
2,720,000	Glacier Bancorp (c)	92,942
	Mountain States Bank
3,156,000	TCF Financial	82,971
	Great Lakes Bank
2,850,000	Northern Rock (United Kingdom)	62,265
	Lowest Cost Mortgage Bank in UK
3,500,000	Anglo Irish Bank (Ireland)	57,436
	Small Business & Middle Market Banking
2,275,000	Depfa Bank (Germany)	42,015
	Investment Banker to Public Authorities
1,320,000	West Coast Bancorp (c)	40,313
	Portland Small Business Bank
250,000	Komercni Banka (Czech Republic)	37,190
	Leading Czech Universal Bank
892,000	Chittenden	25,591
	Vermont & Western Massachusetts Banks
796,000	Great Southern Bancorp (c)	22,368
	Missouri Real Estate Lender
413,000	City Bank/Lynnwood WA	19,423
	Seattle Real Estate Lender
949,000	West Bancorporation (c)	16,238
	Des Moines Commercial Bank
400,000	East West Bancorp	15,844
	LA Bank with Chinese Focus
406,000	First Financial Bankshares	15,489
	West Texas Bank
370,000	Cascade Bancorp	13,894
	Central Oregon Bank
304,000	SY Bancorp	9,020
	Louisville Bank
319,000	First Mutual Bancshares	8,613
	Seattle Community Bank
150,000	Greene County Bancshares	5,484
	Tennessee Bank
46,001	Cass Information Systems	1,523
	Payables Outsourcer
		817,382
	• Insurance 3.6%
2,040,000	Philadelphia Consolidated Hold (b)	$81,151
	Specialty Insurance
2,330,000	HCC Insurance Holdings	76,611
	Specialty Insurance
1,200,000	Assurant	64,092
	Specialty Insurance
149,000	Markel (b)	61,188
	Specialty Insurance
1,559,000	Endurance Specialty Holdings	54,970
	Commercial Lines Insurance/Reinsurance
1,748,000	Leucadia National	45,745
	Insurance Holding Company
995,000	Protective Life	45,521
	Life Insurance
710,000	Selective Insurance Group	37,353
	Commercial & Personal Lines Insurance
1,550,000	United America Indemnity (b)(c)	34,829
	Specialty Insurance
740,000	Stancorp Financial Group	33,026
	Group Life & Disability Insurance
750,000	Delphi Financial Group	29,910
	Group Employee Benefit Products & Services
570,000	RLI	28,951
	Specialty Insurance
600,000	National Financial Partners	24,618
	Distributor of Life Ins, Group Benefits & Inv Adv Svs
500,000	April Group (France)	21,469
	Insurance Policy Construction
		639,434
	• Brokerage & Money Management 2.1%
2,464,000	SEI Investments	138,452
	Mutual Fund Administration & Investment Management
4,200,000	Eaton Vance	121,212
	Specialty Mutual Funds
1,757,000	Nuveen Investments	90,011
	Money Management
450,000	Investment Technology Group (b)	20,138
	Electronic Trading
		369,813
	• Finance Companies 1.7%
6,500,000	AmeriCredit (b)(c)	162,435
	Auto Lending
1,500,000	World Acceptance (b)(c)	65,970
	Personal Loans
1,042,000	McGrath Rentcorp	26,675
	Temporary Space & IT Equip Rentals
1,053,000	Electro Rent (b)	17,912
	Test & Measurement Rentals
250,000	Banca Italease (Italy)	12,306
	Italian Leasing & Factoring Leader
900,000	Paragon Group (United Kingdom)	11,344
	UK Buy-To-Let Finance Company
510,000	Marlin Business Services (b)	10,659
	National Small Equipment Leasing
		307,301

Number of Shares		Value (000)
	• Savings & Loans 1.6%
4,326,000	People’s Bank Bridgeport	$171,353
	Connecticut Savings & Loan
1,700,000	Housing Development Finance (India)	56,721
	Indian Mortgage Lender
1,178,000	Anchor Bancorp Wisconsin (c)	33,644
	Wisconsin Thrift
1,285,000	Washington Federal	28,835
	Traditional Thrift
360,000	Provident New York Bancorp	4,925
	New York State Thrift
		295,478
Finance: Total		2,429,408

Energy & Minerals 8.2%
	• Oil & Gas Producers 3.9%
2,700,000	Ultra Petroleum (b)	129,897
	Oil & Gas Producer
2,500,000	XTO Energy	105,325
	Oil & Gas Producer
13,500,000	Tullow Oil (United Kingdom)	95,177
	Oil & Gas Producer
2,400,000	Equitable Resources	83,952
	Natural Gas Producer & Utility
4,900,000	Talisman Energy (Canada)	79,961
	Oil & Gas Producer
2,000,000	Southwestern Energy (b)	59,740
	Natural Gas Producer
1,500,000	Range Resources	37,860
	Oil & Gas Producer
850,000	St. Mary Land & Exploration	31,203
	Oil & Gas Producer
3,200,000	Vaalco Energy (b)(c)	22,976
	Oil & Gas Producer
1,200,000	McMoran Exploration (b)	21,288
	Natural Gas Producer & Developer
700,000	Denbury Resources (b)	20,230
	Oil Producer Using Co2 Injection
		687,609
	• Oil Services 3.4%
2,820,000	FMC Technologies (b)	151,434
	Oil & Gas Well Head Manufacturer
2,728,301	Fugro (Netherlands)	114,746
	Oilfield Services
2,300,000	Pride International (b)	63,066
	Offshore Drilling Contractor
1,096,000	Atwood Oceanics (b)	49,287
	Offshore Drilling Contractor
1,411,000	Rowan	44,630
	Offshore Drilling Contractor
2,400,000	Key Energy Services (b)	32,640
	Well Workover Services
1,190,000	Tetra Technologies (b)	28,750
	U.S. Based Services Co with Life of Field Approach
1,140,000	Enerflex Systems (Canada) (c)	28,047
	Natural Gas Compresser Rental & Fabrication
750,000	CARBO Ceramics	27,023
	Natural Gas Well Stimulants
953,000	Chicago Bridge & Iron	$22,929
	Engineering & Construction for Petrochemicals & LNG
714,000	Helmerich & Payne	16,443
	Contract Driller
2,860,000	Newpark Resources (b)	15,244
	Drilling Fluid Services
225,000	Veritas DGC (b)	14,810
	Geophysical Contractor
		609,049
	• Oil Refining, Marketing & Distribution 0.4%
966,000	Atmos Energy	27,579
	Dallas Natural Gas Utility
600,000	Maritrans	21,960
	Petroleum Product Shipping
435,000	Oneok	16,439
	Natural Gas Distribution, Pipeline Processing & Trading
		65,978
	• Mining 0.3%
13,100,000	UrAsia Energy (Canada)	30,120
	Uranium Mining in Kazakhstan
2,900,000	Jubilee Mines (Australia)	22,121
	Nickel Mining in Australia
1,000,000	Ivanhoe Mines (Canada) (b)	6,236
	Copper Mine Project in Mongolia
		58,477
	• Agricultural Commodities 0.2%
550,000	Aracruz Celulose (Brazil) (b)	27,373
	Brazilian Hardwood Pulp Producer
35,000,000	Global Bio-Chem Technology Group (China)	9,757
	Refiner of Corn-based Commodities
		37,130
Energy & Minerals: Total		1,458,243

Health Care 7.0%
	• Health Care Services 2.4%
2,491,000	Lincare Holdings (b)	86,288
	Home Health Care Services
510,000	OPG Groep (Netherlands)	48,851
	Health Care Supplies & Pharmacies
1,085,000	Charles River Laboratories (b)	47,100
	Pharmaceutical Research
1,125,000	LCA-Vision (c)	46,474
	Lasik Surgery Centers
2,250,000	PSS World Medical (b)	44,977
	Medical Supplies Distributor
1,000,000	Rhoen-Klinikum (Germany)	44,853
	Health Care Services
707,000	Coventry Health Care (b)	36,425
	HMO
1,150,000	United Surgical Partners	28,554
	Outpatient Surgery Center
808,000	PRA International (b)	21,565
	Contract Research Organization
2,250,000	Eresearch Technology (b)	18,248
	Clinical Research Services
1,433,000	Dendrite International (b)	14,015
	Software for Pharmaceutical Sales Force Automation
		437,350

Number of Shares		Value (000)
	• Biotechnology & Drug Delivery 1.8%
1,800,000	PDL BioPharma (b)	$34,560
	Proprietary Monoclonal Antibodies
2,880,000	Ligand Pharmaceuticals (b)	28,915
	Drugs for Pain, Cancer, Osteoporosis & Diabetes
3,230,000	Exelixis (b)	28,133
	Treatments for Cancer & Metabolic Disorders
2,000,000	Medarex (b)	21,480
	Humanized Antibodies
1,360,000	Nektar Therapeutics (b)	19,598
	Drug Delivery Technologies
1,650,000	Human Genome Sciences (b)	19,041
	Drug Discovery/Development
1,116,000	Intermune (b)	18,325
	Drugs for Hepatitis C, Pulmonary Fibrosis & Cancer
1,429,000	Arena Pharmaceuticals (b)	17,119
	Novel Drug Targeting Technology
1,780,000	Array Biopharma (b)	15,166
	Drugs for Cancer & Inflammatory Diseases
2,520,000	Decode Genetics (b)	13,860
	Drugs for Heart Attack, Asthma & Vascular Disease
1,135,000	Keryx Biopharmaceuticals (b)	13,427
	Drugs for Diabetic Complications & Cancer
1,585,000	Maxygen (b)	13,171
	Molecular Breeding
1,275,000	Rigel Pharmaceuticals (b)(c)	13,094
	Drugs for Hay Fever, Asthma, Hepatitis & Cancer
2,000,000	Cytokinetics (b)(c)	12,860
	Drugs for Cancer & Heart Failure
3,100,000	Lexicon Genetics (b)	11,687
	Drug Discovery
2,300,000	Seattle Genetics (b)	11,178
	Antibody-Based Therapies for Cancer
1,500,000	Tercica (b)	7,995
	Drug to Treat Severe Short Stature In Children
1,750,000	Genitope (b)	5,110
	Cancer Vaccine
1,100,000	La Jolla Pharmaceutical (b)	4,092
	Lupus Treatment
1,249,999	Perlegen Sciences (e)	3,375
	Large Scale Gene Sequencing
1,875,000	Locus Discovery, Series D, Pfd. (e)	512
	High Throughput Rational Drug Design
359,944	Microdose (e)	360
	Drug Inhaler Development
		313,058
	• Medical Equipment & Devices 1.7%
870,000	Vital Signs (c)	49,250
	Anesthesia, Respiratory & Sleep Products
1,770,000	Intermagnetics General (b)	47,879
	MRI Equipment Manufacturer
1,000,000	Edwards Lifesciences (b)	46,590
	Heart Valves
350,000	Synthes (Switzerland)	38,931
	Products for Orthopedic Surgery
732,500	Orthofix International (b)	33,307
	Bone Fixation & Stimulation Devices
875,000	Viasys Healthcare (b)	23,835
	Respiratory & Neurology Medical Equipment
552,000	Advanced Medical Optics (b)	$21,832
	Medical Devices for Eye Care
205,000	Essilor International (France)	20,975
	Eyeglass Lenses
350,000	Haemonetics (b)	16,380
	Blood & Plasma Collection Equipment
		298,979
	• Medical Supplies 1.0%
1,910,000	Cytyc (b)	46,757
	Consumables Related to Women’s Health
1,000,000	ICU Medical (b)(c)	45,480
	Intravenous Therapy Products
905,000	Arrow International	28,788
	Disposable Catheters
486,000	Techne (b)	24,718
	Cytokines, Antibodies & Other Reagents for Life Sciences
650,000	Owens & Minor	21,378
	Distribution of Medical Supplies
390,000	Hogy Medical (Japan)	17,214
	Disposable Surgical Products
		184,335
	• Pharmaceuticals 0.1%
4,000,000	United Drug (Ireland)	17,806
	Irish Pharmaceutical Wholesaler & Outsourcer
400,000	Collagenex Pharmaceuticals (b)	5,196
	Specialty Pharmaceuticals for Dermatology
420,000	Barrier Therapeutics (b)	2,713
	Specialty Pharmaceuticals for Dermatology
		25,715
Health Care: Total		1,259,437

Other Industries 4.9%
	• Real Estate 4.0%
5,850,000	Highland Hospitality (c)	83,830
	Hotel Owner
1,760,000	Gaylord Entertainment (b)	77,176
	Convention Hotels
1,398,000	Forest City Enterprises, Cl. B (c)	75,660
	Commercial & Residential Property Developer
650,000	SL Green Realty	72,605
	Manhattan Office Buildings
1,320,000	General Growth Properties	62,898
	Regional Shopping Malls
3,700,000	DiamondRock Hospitality (c)	61,457
	Hotel Owner
635,000	Macerich Company	48,488
	Regional Shopping Malls
575,000	Federal Realty Investment Trust	42,723
	Shopping Centers
1,020,000	Brandywine Realty	33,201
	Office Buildings
1,375,000	Crescent Real Estate Equities	29,989
	Class ‘a’ Office Buildings
1,720,000	Kite Realty Group (c)	29,309
	Community Shopping Centers
850,000	Digital Realty Trust	26,622
	Technology Focused Office Buildings

Number of Shares or Principal Amount (000)		Value (000)
	• Real Estate—continued
536,000	Parkway Properties	$24,919
	Office Buildings
900,000	American Campus Communities	22,959
	Student Housing
4,100	Kenedix (Japan)	22,794
	Real Estate Investment Management
37,407	Security Capital European Realty (Luxembourg) (e)	540
	Self Storage Properties
		715,170
	• Transportation 0.5%
1,556,000	JB Hunt Transport Services	32,318
	Trucking Conglomerate
826,200	Grupo Aeroportuario del Sureste (Mexico)	30,826
	Cancun & Cozumel Airport Operator
1,914,000	Heartland Express	30,011
	Regional Trucker
		93,155
	• Regulated Utilities 0.4%
1,650,000	Northeast Utilities	38,396
	Regulated Electric Utility
589,800	Red Electrica (Spain)	22,878
	Spanish Power Grid
		61,274
Other Industries: Total		869,599

Equities: 94.4%		16,857,149
(Cost: $10,607,795)

Short-Term Obligations: 5.6%
$187,000	Aluminum Company America 5.25%: 5.27% Due 10/03/06 - 11/07/06	186,426
150,000	Credit Suisse First Boston 5.25% Due 10/05/06 - 10/12/06	149,847
143,000	American General Finance 5.25% Due 10/06/06 - 11/03/06	142,571
117,000	CitiGroup Funding 5.24%: 5.26% Due 10/04/06 - 11/08/06	116,636
93,000	Countrywide Financial Funding 5.26% Due 10/17/06 - 11/01/06	92,737
81,000	Toyota Motor Credit Years 3 & 4 5.24% Due 10/23/06 - 11/09/06	80,676
62,000	General Electric 5.24%: 5.25% Due 10/02/06 - 10/16/06	61,765
47,000	Marshall & Isley 5.25% Due 10/18/06 - 10/26/06	46,853
45,000	Lasalle Bank 5.23% Due 11/06/06	44,771
40,000	HSBC Finance 5.24% Due 11/02/06	39,820

Principal Amount (000)		Value (000)

$23,000	Conocophillips 5.37% Due 10/02/06	$23,000
18,000	Toyota Credit de Puerto Rico 5.25% Due 10/24/06	17,942
2,920	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, due 10/02/06 at 5.150%, collateralized by Federal Home Loan Bank, maturing 6/29/07 market value of $2,979 (repurchase proceeds $2,921)	2,920
	(Amortized Cost: $1,005,964)	1,005,964

Total Investments: 100.0% (Cost: $11,613,759)(a)(d)		17,863,113

Cash and Other Assets Less Liabilities: (0.0)%		(11,628)

Total Net Assets: 100%		$17,851,485

• Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          At September 30, 2006, for federal income tax purposes cost of investments was $11,613,759 and net unrealized appreciation was $6,249,354 consisting of gross unrealized appreciation of $6,733,985 and gross unrealized depreciation of $(484,631).

(b)         Non-income producing security.

(c)          An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

AnswerThink Consulting	10.17%
Christopher & Banks	10.00
Actuate	9.94
Gibralter Industries	9.58
Highland Hospitality	9.57
Watsco	9.48
Indus International	9.47
iGate Capital	9.44
Princeton Review	9.24
Skillsoft	8.78
Kronos	8.62
ESCO Technologies	8.51
West Coast Bancorp	8.50
Spartech	8.41
Salem Communications	8.19
Glacier Bancorp	8.15
Radiant Systems	8.14
World Acceptance	8.10
Saga Communications	7.72
Bally Technologies	7.48
Witness Systems	7.46
Fleetwood Enterprises	7.33
Tumbleweed Communications	6.99
Genlyte Group	6.96
Shuffle Master	6.95
ICU Medical	6.91
Clarcor	6.85
ProQuest	6.69
Pinnacle Entertainment	6.66
Vital Signs	6.58
Nuco2	6.56
II VI	6.54
RC2	6.51
Seachange International	6.46
United America Indemnity	6.41%
Forward Air	6.40
Agile Software	6.15
Red Robin Gourmet Burgers	6.04
Helen of Troy	5.99
Kite Realty Group	5.96
Spanish Broadcasting System	5.95
Concur Technologies	5.88
Great Southern Bancorp	5.82
Drew Industries	5.70
West Bancorporation	5.68
Gaiam	5.63
IXYS	5.56
Vaalco Energy	5.48
AFC Enterprises	5.47
Cytokinetics	5.45
Forest City Enterprises, Cl. B	5.43
Vail Resorts	5.41
LCA-Vision	5.38
Anchor Bancorp Wisconsin	5.37
Chattem	5.35
Universal Technical Institute	5.32
ITT Educational Services	5.31
Dobson Communications	5.29
DiamondRock Hospitality	5.27
Mine Safety Appliances	5.22
Americredit	5.19
Oxford Industries	5.18
Excel Technologies	5.17
Rigel Pharmaceuticals	5.11
JDA Software	5.10
HNI	5.09
Supertex	5.04
Enerflex Systems	5.02

The aggregate cost and value of these companies at September 30, 2006, was $2,157,992 and $3,340,654, respectively. Investments in affiliate companies represent 18.71% of total net assets at September 30, 2006. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2006 were as follows:

Dividend Income	$19,343
Net realized gain or loss	12,220
Change in unrealized gain or loss	(103,535)

Purchases	523,615
Proceeds from sales	64,760

In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Fund owning more than 5% of the outstanding shares of certain issues at September 30, 2006. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the period, as well as prior period investment holdings that became affiliates during the current period.

(d)         On September 30, 2006, the market value of foreign securities represents 12.97% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Canada	$308,815	1.73%
Netherlands	295,622	1.66
France	231,683	1.30
Ireland	202,624	1.13
United Kingdom	168,786	0.95
Japan	127,376	0.71
Germany	120,270	0.67
Sweden	116,514	0.65
Switzerland	110,768	0.62
Hong Kong	69,498	0.39
Taiwan	62,649	0.35
India	56,721	0.32
Denmark	55,590	0.31
Australia	54,933	0.31
Israel	$45,213	0.25%
Brazil	40,876	0.23
Luxembourg	38,184	0.21
Czech Republic	37,190	0.21
Mexico	30,826	0.17
South Korea	27,412	0.15
Spain	22,878	0.13
Chile	22,445	0.13
Greece	18,863	0.11
Italy	17,593	0.10
South Africa	13,451	0.08
China	9,757	0.05
Finland	8,983	0.05
Total Foreign Portfolio	2,315,520	12.97%

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued in good faith by the Board of Trustees. At September 30, 2006, these securities amounted to $4,787, which represents 0.03% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Par	Cost	Value
Perlegen Sciences	3/30/01	1,250	$4,500	$3,375
Security Capital European Realty	08/20/98 - 11/12/99	37	748	540
Locus Discovery, Series D, Pfd.	9/5/01	1,875	7,500	512
Microdose	11/24/00	360	2,005	360
			$14,753	$4,787

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2006

Number of Shares		Value (000)

Equities: 95.5%

Europe 59.7%
	• France 10.9%
2,920,000	SES Global	$43,687
	Satellite Broadcasting Services
800,000	April Group	34,351
	Insurance Policy Construction
280,000	Neopost	33,428
	Postage Meter Machines
423,818	Rubis	32,360
	Tank Storage & LPG Supplier
566,000	Carbone Lorraine	31,379
	Advanced Industrial Materials
375,000	Norbert Dentressangle	29,584
	Transport
390,000	Iliad	27,954
	Alternative Internet & Telecoms Provider
150,000	Ciments Francais	23,765
	Leading French & Emerging Markets Cement Producer
206,000	Pierre & Vacances	23,369
	Vacation Apartment Lets
360,000	Eurofins Scientific (b)	22,792
	Food Screening & Testing
500,000	Trigano	22,522
	Leisure Vehicles & Camping Equipment
171,910	Bacou Dalloz	20,162
	Safety Equipment
240,000	Imerys	20,091
	Industrial Minerals Producer
700,000	Legrand (b)	19,431
	Electrical Components
400,000	Foncia Groupe	18,763
	Real Estate Services
333,000	M6-Metropole Television	10,213
	Television Broadcaster
		413,851
	• Germany 8.5%
2,250,000	Depfa Bank	41,553
	Investment Banker to Public Authorities
900,000	Rhoen-Klinikum	40,368
	Health Care Services
275,000	Wincor Nixdorf	39,938
	Retail POS Systems & ATM Machines
27,500	Porsche	28,453
	Specialty Automobile Manufacturer
775,000	CTS Eventim	25,247
	Event Ticket Sales
380,000	Vossloh	22,393
	Rail Infrastructure & Diesel Locomotives
450,000	Hugo Boss Designs	19,384
	Fashion Apparel
100,000	Rational	19,222
	Commercial Oven Manufacturer
120,000	Deutsche Boerse	18,028
	Trading, Clearing, Settlement Services for Financial Markets
415,000	GFK	17,826
	Market Research Services
305,000	Grenkeleasing	$17,521
	Financing for IT Equipment
870,000	Takkt	12,581
	Mail Order Retailer of Office & Warehouse Durables
200,000	Bilfinger Berger	11,849
	Construction & Related Services
296,000	Deutsche Beteiligungs	6,646
	Private Equity Investment Management
		321,009
	• United Kingdom 8.3%
1,850,000	Northern Rock	40,418
	Lowest Cost Mortgage Bank in UK
5,240,000	Tullow Oil	36,943
	Oil & Gas Producer
2,800,000	Paragon Group	35,292
	UK Buy-To-Let Finance Company
2,510,714	Expro International Group	31,289
	Offshore Oilfield Services
7,200,000	RPS Group	30,846
	Environmental Consulting & Planning
1,200,000	Northgate	22,788
	Light Commercial Vehicle Rental Specialist
2,450,000	Workspace Group	18,661
	UK Real Estate
3,550,000	BBA Group	17,675
	Aviation Support Services & Non-woven Materials
4,200,000	Taylor Nelson Sofres	16,849
	Market Research
1,300,000	Keller Group	16,288
	International Ground Engineering Specialist
2,000,000	UTV	13,147
	Irish Television & Radio Station Operator
640,000	Randgold Resources (b)	13,030
	Gold Mining in Western Africa
985,000	Debt Free Direct	10,720
	Consumer Debt Reduction & Management Solutions
450,000	Viridian Group	9,015
	Northern Ireland Electric Utility
		312,961
	• Netherlands 8.0%
1,268,490	Fugro	53,350
	Oilfield Services
679,000	USG People	47,347
	Temporary Staffing Services
558,000	Aalberts Industries	41,278
	Flow Control & Heat Treatment
327,000	OPG Groep	31,322
	Health Care Supplies & Pharmacies
574,000	Imtech	30,050
	Engineering & Technical Services
330,000	Smit Internationale	26,556
	Harbor & Offshore Towage & Marine Services
439,000	Sligro Food Group	25,059
	Food Service & Wholesaling
973,000	Koninklijke TenCate	23,603
	Advanced Textiles & Industrial Fabrics

Number of Shares		Value (000)
	• Netherlands—continued
1,150,000	Unit 4 Agresso (b)	$22,685
	Business & Security Software
39,000	Boskalis Westminster	2,532
	Dredging & Maritime Contractor
		303,782
	• Ireland 6.9%
3,350,000	C&C Group	45,516
	Beverage Company
2,395,000	Anglo Irish Bank	39,303
	Small Business & Middle Market Banking
2,000,000	Bank of Ireland	39,050
	Irish Commercial Bank
2,000,000	IAWS Group	37,137
	Baked Goods
7,140,000	United Drug	31,783
	Irish Pharmaceutical Wholesaler & Outsourcer
2,350,000	Grafton Group	30,972
	Builders Materials Wholesaling & Do-it-yourself Retailing
1,150,000	Kingspan Group	23,704
	Building Insulation & Environmental Containers
720,000	Paddy Power	13,516
	Irish Betting Services
		260,981
	• Switzerland 5.1%
30,000	Geberit	36,585
	Plumbing Supplies
315,000	Synthes	35,038
	Products for Orthopedic Surgery
475,000	Kuehne & Nagel	32,818
	Freight Forwarding/Logistics
24,000	Sika	30,215
	Chemicals for Construction & Industrial Applications
25,000	Givaudan	19,999
	Fragrances & Flavors
300,000	Schindler	15,625
	Elevator Manufacturer & Service Provider
550,000	Logitech International (b)	11,962
	Branded Peripheral Computer Devices
115,000	Burckhardt Compression (b)	10,988
	Gas Compression Pumps
		193,230
	• Sweden 3.2%
1,550,000	Hexagon	53,471
	Measurement Equipment & Polymers
2,580,000	Tele2	26,014
	European Mobile Operator & Services Reseller
755,000	Nobia	25,248
	Kitchen Cabinet Manufacturing & Distribution
610,000	SWECO	16,476
	Engineering Consultants
		121,209
	• Italy 2.9%
565,000	Banca Italease	27,812
	Italian Leasing & Factoring Leader
9,100,000	CIR	27,046
	Italian Holding Company
3,000,000	Amplifon	$23,670
	Hearing Aid Retailer
12,800,000	Ducati Motor (b)	11,874
	Motorcycles & Related Merchandise
1,223,000	GranitiFiandre	11,149
	Innovative Stoneware
350,000	Sabaf	10,213
	Supplier to White Goods OEMS
		111,764
	• Russia 1.2%
575,800	RBC Information Systems (b)	22,341
	Financial Information, Media & IT Services in Russia
775,000	Novolipetsk Steel	14,980
	Vertically Integrated Steel Producer
370,000	Mechel Steel Group	7,511
	Coking Coal
		44,832
	• Czech Republic 0.7%
183,000	Komercni Banka	27,223
	Leading Czech Universal Bank
		27,223
	• Poland 0.7%
1,125,500	Central European Distribution (b)	26,348
	Vodka Production & Alcohol Distribution
		26,348
	• Greece 0.7%
936,000	Intralot	25,588
	Lottery & Gaming Systems/Services
		25,588
	• Spain 0.6%
620,000	Red Electrica de Espana	24,050
	Spanish Power Grid
		24,050
	• Denmark 0.6%
280,000	Novozymes	21,322
	Industrial Enzymes
		21,322
	• Finland 0.6%
1,756,000	Poyry	21,316
	Engineering Consultants
		21,316
	• Austria 0.4%
300,000	Wienerberger	14,152
	Bricks & Clay Roofing Tiles
		14,152
	• Luxembourg 0.3%
350,000	Tenaris	12,383
	Oil & Gas Industrial Seamless Tubes
		12,383
	• Norway 0.1%
630,000	Kongsberg Automotive	5,068
	Automotive Seating & Component Supplier
		5,068
Europe: Total		2,261,069

Number of Shares		Value (000)

Asia 22.2%
	• Japan 15.3%
43,500	Jupiter Telecommunications (b)	$32,801
	Largest Cable Service Provider in Japan
600,000	Aeon Mall	31,797
	Suburban Shopping Mall Developer, Owner & Operator
5,700	Kenedix	31,689
	Real Estate Investment Management
546,000	Daito Trust Construction	29,712
	Apartment Builder
760,000	Hoya	28,747
	Opto-electrical Components & Eyeglass Lenses
868,000	Park24	28,632
	Parking Lot Operator
3,700,000	Kansai Paint	28,037
	Paint Producer in Japan, India, China & Southeast Asia
1,272,000	Ushio	27,481
	Industrial Light Sources
27,500	Sparx Asset Management	25,513
	Fund Management
718,000	Ito En	24,706
	Bottled Tea & Other Beverages
350,000	USS	22,525
	Used Car Auctioneer
220,000	Fast Retailing	20,702
	Apparel Retailer
453,000	Hogy Medical	19,994
	Disposable Surgical Products
2,000,000	Chiba Bank	17,890
	Regional Bank
785,000	JSR	17,359
	Films & Chemicals for LCD Screens & Electronics
714,000	FCC	17,143
	Auto/Motorcycle Clutches
3,500	Risa Partners	15,278
	NPL & Real Estate Related Investment
600,000	Yusen Air & Sea Service	15,134
	Airfreight Logistics
965,000	T. Hasegawa	14,279
	Industrial Flavors & Fragrances
2,248,000	Hiroshima Bank	13,278
	Regional Bank
880,000	Toyo Technica	12,020
	Value Added Reseller of Imported Instrumentation
1,500,000	Bank of Fukuoka	11,055
	Regional Bank
604,000	AIN Pharmaciez (c)	11,027
	Dispensing Pharmacy/Drugstore Operator
460,000	Kintetsu World Express	10,640
	Airfreight Logistics
370,000	Shimano	10,356
	Bicycle Components & Fishing Tackle
2,880	Osaka Securities Exchange	10,108
	Osaka Securities Exchange
1,230,000	Kamigumi	9,607
	Port Cargo Handling & Logistics
72,000	Hirose Electric	$9,580
	Electrical Connectors
1,650	Japan Pure Chemical	9,156
	Precious Metal Plating Chemicals for Electronics
143,200	Ibiden	7,596
	Electronic Parts & Ceramics
375,000	Nagaileben	7,229
	Medical/Health Care Related Clothes
54,000	Nakanishi	7,116
	Dental Tools & Machinery
2,464	Message	3,283
	Nursing Care Facilities
		581,470
	• Taiwan 2.1%
18,268,000	Phoenixtec Power	20,032
	Uninterruptable Power Supplies
6,958,367	Advantech	20,015
	Embedded Computers
3,329,658	Novatek Microelectronics	15,659
	LCD Related IC Designer
7,280,000	Wah Lee Industrial	14,313
	Distributor of Chemicals, Materials & Equipment
7,193,323	Springsoft	9,113
	Electronic Design Automation Software
		79,132
	• Hong Kong 1.5%
5,000,000	Hong Kong Exchanges and Clearing	36,536
	Hong Kong Equity & Derivatives Market Operator
14,000,000	Techtronic Industries	20,536
	Power Tools & Motorized Appliances
		57,072
	• India 1.2%
1,300,000	Housing Development Finance	43,375
	Indian Mortgage Lender
20,000	Asian Paints	295
	India’s Largest Paint Company
		43,670
	• China 1.1%
15,305,000	TPV Technology	14,536
	ODM for LCD Monitor & Flat TV
45,000,000	Global Bio-Chem Technology Group	12,545
	Refiner of Corn-based Commodities
13,000,000	China Shipping Development	12,396
	China’s Dominant Shipper for Oil & Coal
1,731,500	Lenovo Group	678
	Third Largest PC Vendor Globally
184,000	Travelsky Technology	232
	Online Air Travel Bookings in China
370,000	China Green	155
	An Agricultural Grower & Processor in China
		40,542

Number of Shares		Value (000)
	• Singapore 0.5%
4,630,000	Singapore Exchange	$12,938
	Singapore Equity & Derivatives Market Operator
7,053,000	ComfortDelGro	7,487
	Taxi & Mass Transit Service
		20,425
	• Indonesia 0.5%
15,000,000	Perusahaan Gas Negara	19,589
	Gas Pipeline Operator
		19,589
Asia: Total		841,900

Other Countries 9.6%
	• Canada 4.3%
1,060,000	Alliance Atlantis Communication (b)	32,860
	CATV Channels, TV/Movie Production/ Distribution
1,370,000	RONA (b)	25,948
	Leading Canadian Do-it-yourself Retailer
1,190,000	Shawcor	19,728
	Oilfield Services
1,155,000	Talisman Energy	18,848
	Oil & Gas Producer
6,775,000	UrAsia Energy (b)	15,577
	Uranium Mining in Kazakhstan
950,000	Van Houtte (c)	14,007
	Coffee Services & Equipment
835,000	Kinross Gold (b)	10,451
	Gold Mining
530,000	Major Drilling Group	8,578
	Mining Exploration Driller
2,000,000	Northern Orion Resources (b)	7,873
	Copper & Gold Mining in Argentina
850,000	Ivanhoe Mines (b)	5,300
	Copper Mine Project in Mongolia
2,036,000	RailPower Technologies 144A (b)(c)(d)	3,242
789,000	RailPower Technologies (b)(c)	1,256
	Hybrid Locomotives
		163,668
	• Australia 2.7%
3,000,000	Billabong International	32,812
	Action Sports Apparel Brand Manager
350,000	Perpetual Trustees	19,082
	Mutual Fund Management
4,000,000	ABC Learning Centres	18,963
	Childcare Centers
5,450,000	Sino Gold (b)	17,120
	Gold Mining in The People’s Republic of China
2,000,000	Jubilee Mines	15,256
	Nickel Mining in Australia
		103,233
	• South Africa 1.2%
180,000	Impala Platinum Holdings	29,789
	Platinum Group Metals Mining & Refining

Number of Shares or Principal Amount (000)		Value (000)
4,500,000	Edgars Consolidated Stores	$17,294
	Retail Conglomerate
		47,083
	• United States 0.9%
663,000	Atwood Oceanics (b)	29,815
	Drilling Contractor
110,000	Sohu.com (b)	2,422
	Chinese Internet Portal/Online Advertising
		32,237
	• New Zealand 0.5%
5,500,000	Sky City Entertainment	19,024
	Casino/Entertainment Complex
		19,024
Other Countries: Total		365,245

Latin America 4.0%
	• Brazil 2.1%
2,500,000	Natura Cosmeticos	30,688
	Direct Retailer of Cosmetics
4,300,000	Suzano Papel e Celulose	29,962
	Brazilian Pulp & Paper Producer
720,000	Porto Seguro (b)	14,888
	Auto & Life Insurance
170,000	Localiza Rent A Car	3,526
	Car Rental
		79,064
	• Mexico 1.4%
4,500,000	Consorcio ARA	22,099
	Affordable Housing Builder
411,000	Grupo Aeroportuario del Sureste	15,334
	Cancun/Cozumel Airport Operator
4,200,000	Urbi Desarrollos Urbanos (b)	11,824
	Affordable Housing Builder
100,000	Grupo Aeroportuario del Pacifia	3,400
	Mexican Aiport Operator
		52,657
	• Chile 0.5%
160,000	Sociedad Quimica y Minera de Chile	18,416
	Producer of Specialty Fertilizers, Lithium & Iodine
		18,416
Latin America: Total		150,137

Total Equities: 95.5% (Cost: $2,499,544)		3,618,351

Short-Term Obligations: 5.0%
$96,000	AIG Funding 5.23%: 5.25% Due 10/02/06 - 10/04/06	95,972
59,000	Conocophillips 5.26%: 5.30% Due 10/03/06 - 10/05/06	58,975
32,000	Countrywide Financial Funding 5.26% Due 10/06/06	31,977

Principal Amount (000)		Value (000)

Short-Term Obligations—continued
$2,680	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, due 10/02/06 at 5.150%, collateralized by Federal Home Loan Mortgage, maturing 9/15/10 market value of $2,737 (repurchase proceeds $2,681)	2,680
	(Amortized Cost: $189,604)	189,604

Total Investments: 100.5% (Cost: $2,689,148)(a)(e)		3,807,955

Cash and Other Assets Less Liabilities: (0.5)%		(20,542)

Total Net Assets: 100.0%		$3,787,413

• Notes to Statement of Investments (in thousands)

*Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          At September 30, 2006, for federal income tax purposes cost of investments was $2,689,148 and net unrealized appreciation was $1,118,807 consisting of gross unrealized appreciation of $1,223,616 and gross unrealized depreciation of $(104,809)

(b)         Non-income producing security.

(c)          An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

Van Houtte	5.91%
AIN Pharmaciez	5.34
RailPower Technologies	5.14

The aggregate cost and value of these companies at September 30, 2006, was $40,527 and $29,532 respectively. Investments in affiliate companies represent 0.78% of total net assets at September 30, 2006. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2006 were as follows:

Dividend Income	$365
Net realized gain or loss	(1)
Change in unrealized gain or loss	(2,462)

Purchases	20,919
Proceeds from sales	2

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2006, these securities amounted to $3,242 which represents 0.09% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
RailPower Technologies 144A	11/10/05 - 11/18/05	2,036	$9,220	$3,242

(e)          On September 30, 2006, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro	$1,496,492	39.5%
Japanese Yen	581,471	15.4
US Dollar	355,584	9.4
British Pound	299,931	7.9
Swiss Franc	193,230	5.1
Other currencies less than 5% of total net assets	881,247	23.2
	$3,807,955	100.5%

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2006

Number of Shares		Value (000)
	Equities: 92.4%
Information 32.2%
	• Business Software 7.9%
779,900	Avid Technology (b)	$28,404
	Digital Nonlinear Editing Software & Systems
660,650	Kronos (b)	22,521
	Labor Management Solutions
455,200	Micros Systems (b)	22,268
	Information Systems for Restaurants & Hotels
2,100,000	Novell (b)	12,852
	Directory, Operating System & Identity Management Software
347,000	Progress Software (b)	9,022
	Application Development Software
524,000	JDA Software (b)	8,080
	Application/Software & Services for Retailers
327,200	Parametric Technology (b)	5,713
	Engineering Software & Services
230,400	Concur Technologies (b)	3,352
	Web Enabled Cost & Expense Management Software
350,000	webMethods (b)	2,678
	Enterprise Applications Integration Tools
250,000	Agile Software (b)	1,633
	Product Design Software
59,300	Witness Systems (b)	1,040
	Customer Experience Management Software
		117,563
	• Mobile Communications 5.7%
1,005,000	Crown Castle International (b)	35,416
	Communications Towers
356,605	Alltel	19,791
	Cellular Telephone Services
506,000	American Tower (b)	18,469
	Communications Towers in USA & Mexico
1,633,000	Dobson Communications (b)	11,464
	Rural & Small City Cellular Telephone Services
100,000	Openwave Systems (b)	936
	Internet Software for Mobile Devices
		86,076
	• Computer Hardware & Related Equipment 4.3%
566,600	Nice Systems (Israel) (b)	15,678
	Audio & Video Recording Solutions
505,000	II VI (b)	12,585
	Laser Components
147,800	Amphenol	9,153
	Electronic Connectors
584,000	Symbol Technologies	8,678
	Mobile Computers & Barcode Scanners
260,000	Intermec (b)	6,854
	Bar Code & Wireless LAN Systems
100,000	Belden CDT	3,823
	Specialty Cable
99,000	Zebra Technologies (b)	3,538
	Bar Code Printers
40,000	Rogers (b)	2,470
	Pcb Laminates & High-Performance Foams
90,000	Netgear (b)	$1,853
	Networking Products for Small Business & Home
		64,632
	• Telephone Services 2.1%
1,386,000	Time Warner Telecom (b)	26,348
	Fiber Optic Telephone/Data Services
340,000	Windstream	4,484
	Rural Telephone Franchises
		30,832
	• Semiconductors & Related Equipment 2.0%
783,490	Integrated Device Technology (b)	12,583
	Communications Semiconductors
1,050,000	Entegris (b)	11,455
	Semiconductor Wafer Shipping & Handling Products
210,000	Microsemi (b)	3,959
	Analog/Mixed Signal Semiconductors
70,000	Littelfuse (b)	2,429
	Little Fuses
		30,426
	• Instrumentation 1.8%
430,000	Flir Systems (b)	11,679
	Infrared Cameras
140,000	Mettler Toledo (b)	9,261
	Laboratory Equipment
125,000	Trimble Navigation (b)	5,885
	GPS-Based Instruments
		26,825
	• Telecommunications Equipment 1.5%
1,825,000	Tellabs (b)	20,002
	Telecommunications Equipment
323,500	Symmetricom (b)	2,611
	Network Timing & Synchronization Devices
		22,613
	• Internet Related 1.2%
980,000	CNET Networks (b)	9,389
	Internet Advertising On Niche Websites
460,000	ValueClick (b)	8,528
	Internet Advertising
		17,917
	• Financial Processors 1.2%
393,280	Global Payments	17,308
	Credit Card Processor
		17,308
	• Business Information & Marketing Services 0.9%
530,000	Ceridian (b)	11,851
	Hr Services & Payment Processing
98,300	Navigant Consulting (b)	1,972
	Financial Consulting Firm
		13,823
	• Radio 0.8%
511,100	Salem Communications (b)	5,781
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (b)	3,083
	Spanish Language Radio Stations
300,000	Saga Communications (b)	2,322
	Radio Stations In Small & Mid Sized Cities
		11,186

Number of Shares		Value (000)

	• Computer Services 0.7%
786,000	RCM Technologies (b)(c)	$3,985
	Technology & Engineering Services
95,000	SRA International (b)	2,855
	Government IT Services
1,005,500	AnswerThink (b)	2,705
	IT Integration & Best Practice Research
235,000	iGate (b)	1,161
	IT & Business Process Outsourcing Services
		10,706
	• CATV 0.7%
2,580,000	Gemstar-TV Guide International (b)	8,566
	TV Program Guides & CATV Programming
140,000	Discovery Holding (b)	2,024
	CATV Programming
		10,590
	• TV Broadcasting 0.6%
1,125,000	Entravision Communications (b)	8,370
	Spanish Language TV, Radio & Outdoor
		8,370
	• Gaming Equipment & Services 0.4%
200,000	Bally Technologies (b)	3,520
	Slot Machines & Software
98,500	Shuffle Master (b)	2,660
	Card Shufflers & Casino Games
		6,180
	• Television Programming 0.3%
460,000	Lions Gate Entertainment (b)	4,605
	Film & TV Studio
		4,605
	• Consumer Software 0.1%
60,000	THQ (b)	1,750
	Entertainment Software
		1,750
Information: Total		481,402

Consumer Goods & Services 19.5%
	• Retail 6.5%
398,000	Abercrombie & Fitch	27,653
	Teen Apparel Retailer
608,000	PETCO Animal Supplies (b)	17,413
	Pet Supplies & Services
486,250	Christopher & Banks	14,334
	Women’s Apparel Retailer
224,500	AnnTaylor Stores (b)	9,397
	Women’s Apparel Retailer
418,000	Chico’s FAS (b)	9,000
	Women’s Specialty Retail
203,000	Michaels Stores	8,839
	Craft & Hobby Specialty Retailer
125,000	J Crew Group (b)	3,759
	Multi-Channel Branded Retailer
200,000	Urban Outfitters (b)	3,538
	Apparel & Home Specialty Retailer
95,000	Genesco (b)	3,275
	Multi-Concept Branded Footwear Retailer
		97,208
	• Apparel 4.4%
634,200	Oxford Industries	$27,213
	Branded & Private Label Apparel
600,200	Carter’s (b)	15,839
	Children’s Branded Apparel
695,200	True Religion Apparel (b)	14,676
	Premium Denim
222,200	Coach (b)	7,644
	Designer & Retailer of Branded Leather Accessories
		65,372
	• Other Consumer Services 2.9%
416,000	ITT Educational Services (b)	27,581
	Post-secondary Degree Programs
387,700	Central Parking	6,397
	Owner, Operator, Manager of Parking Lots & Garages
310,000	Universal Technical Institute (b)	5,546
	Vocational Training
60,000	Weight Watchers International	2,660
	Weight Loss Programs
37,400	Career Education (b)	841
	Postsecondary Education
		43,025
	• Leisure Products 1.8%
301,300	International Speedway	15,017
	Largest Motorsports Racetrack Owner & Operator
195,500	Speedway Motorsports	7,118
	Motorsport Racetrack Owner & Operator
195,000	Callaway Golf	2,556
	Premium Golf Clubs & Balls
50,000	Polaris Industries	2,058
	Leisure Vehicles & Related Products
		26,749
	• Nondurables 1.7%
531,400	Scotts Miracle-Gro	23,642
	Consumer Lawn & Garden Products
72,000	Jarden (b)	2,374
	Branded Household Products
		26,016
	• Restaurants 1.0%
337,500	Sonic (b)	7,631
	Quick Service Restaurant
163,800	Red Robin Gourmet Burgers (b)	7,553
	Casual Dining Restaurant
		15,184
	• Furniture & Textiles 0.5%
106,000	HNI	4,407
	Office Furniture & Fireplaces
20,000	Mohawk Industries (b)	1,489
	Carpet & Flooring
40,000	Knoll	808
	Office Furniture
		6,704
	• Other Durable Goods 0.3%
400,000	Champion Enterprises (b)	2,760
	Manufactured Homes
75,300	Cavco Industries (b)	2,373
	Higher End Manufactured Homes
		5,133

Number of Shares		Value (000)

	• Casinos & Gaming 0.3%
160,000	Pinnacle Entertainment (b)	$4,499
	Regional Casino Operator
		4,499
	• Travel 0.1%
45,000	Vail Resorts (b)	1,801
	Ski Resort Operator & Developer
		1,801
Consumer Goods & Services: Total		291,691

Industrial Goods & Services 11.5%
	• Machinery 6.7%
580,300	ESCO Technologies (b)	26,717
	Automatic Electric Meter Readers
465,000	Ametek	18,944
	Aerospace/Industrial Instruments
673,600	Pentair	17,641
	Pumps, Water Treatment & Tools
373,600	Nordson	14,892
	Dispensing Systems for Adhesives & Coatings
319,800	Donaldson	11,801
	Industrial Air Filtration
200,000	K&F Industries Holdings (b)	3,756
	Aircraft Wheels, Brakes & Fuel Tank Bladders
71,800	Toro	3,028
	Turf Maintenance Equipment
50,000	Kaydon	1,851
	Specialized Friction & Motion Control Products
132,000	Goodman Global (b)	1,762
	HVAC Equipment Manufacturer
		100,392
	• Electrical Components 1.8%
376,000	Genlyte Group (b)	26,771
	Commercial Lighting Fixtures
		26,771
	• Outsourcing Services 0.9%
400,000	Quanta Services (b)	6,744
	Electrical & Telecom Construction Services
175,000	Administaff	5,898
	Professional Employer Organization
100,000	Labor Ready (b)	1,593
	Temporary Manual Labor
		14,235
	• Construction 0.7%
204,050	Florida Rock	7,899
	Aggregates & Concrete
100,000	Simpson Manufacturing	2,703
	Wall Joint Maker
		10,602
	• Waste Management 0.5%
187,250	Waste Connections (b)	7,099
	Solid Waste Management
		7,099
	• Industrial Distribution 0.4%
70,000	Watsco	3,220
	HVAC Distribution
113,000	NuCo2 (b)	$3,040
	Bulk Co2 Gas Distribution to Restaurants
		6,260
	• Other Industrial Services 0.3%
63,200	G&K Services	2,302
	Uniform Rental
63,000	UTI Worldwide	1,762
	Global Logistics & Freight Forwarding
		4,064
	• Industrial Materials & Specialty Chemicals 0.2%
100,000	Drew Industries (b)	2,526
	RV & Manufactured Home Components
		2,526
Industrial Goods & Services: Total		171,949

Health Care 10.5%
	• Health Care Services 3.4%
550,000	United Surgical Partners (b)	13,657
	Outpatient Surgery Center
291,800	Lincare Holdings (b)	10,108
	Home Health Care Services
210,000	LCA-Vision	8,675
	Lasik Surgery Centers
380,000	PSS World Medical (b)	7,596
	Medical Supplies Distributor
137,000	Charles River Laboratories (b)	5,947
	Pharmaceutical Research
175,000	PRA International (b)	4,671
	Contract Research Organization
		50,654
	• Medical Equipment & Devices 3.1%
577,400	Edwards Lifesciences (b)	26,901
	Heart Valves
220,000	Viasys Healthcare (b)	5,993
	Respiratory & Neurology Medical Equipment
105,000	Vital Signs	5,944
	Anesthesia, Respiratory & Sleep Products
165,000	Intermagnetics General (b)	4,463
	MRI Equipment Manufacturer
94,171	Advanced Medical Optics (b)	3,725
	Medical Devices for Eye Care
		47,026
	• Biotechnology & Drug Delivery 2.4%
885,000	PDL BioPharma (b)	16,992
	Proprietary Monoclonal Antibodies
605,000	Ligand Pharmaceuticals (b)	6,074
	Drugs for Pain, Cancer, Osteoporosis, Diabetes
360,000	Nektar Therapeutics (b)	5,188
	Drug Delivery Technologies
277,065	InterMune (b)	4,549
	Drugs for Hepatitis C, Pulmonary Fibrosis & Cancer
235,000	Exelixis (b)	2,047
	Treatments for Cancer & Metabolic Disorders
235,000	Decode Genetics (b)	1,292
	Drugs for Heart Attack, Asthma & Vascular Disease
375,000	Locus Discovery, Series D, Pfd. (d)	102
	High Throughput Rational Drug Design

Number of Shares		Value (000)

	• Biotechnology & Drug Delivery—continued
363,636	Metabolex, Series F (d)	$84
	Diabetes Drug Development
		36,328
	• Medical Supplies 1.6%
270,700	ICU Medical (b)	12,312
	Intravenous Therapy Products
158,300	Techne	8,051
	Cytokines, Antibodies, Other Reagents for Life Sciences
104,000	Arrow International	3,308
	Disposable Catheters
		23,671
Health Care: Total		157,679

Finance 8.6%
	• Finance Companies 3.6%
1,121,500	AmeriCredit (b)	28,027
	Auto Lending
517,900	World Acceptance (b)	22,777
	Personal Loans
130,000	McGrath Rentcorp	3,328
	Temporary Space & IT Equip Rentals
		54,132
	• Insurance 2.8%
664,500	HCC Insurance Holdings	21,849
	Specialty Insurance
14,000	Markel (b)	5,749
	Specialty Insurance
105,000	Philadelphia Consolidated Holding (b)	4,177
	Specialty Insurance
87,000	Delphi Financial Group	3,469
	Group Employee Benefit Products & Services
75,000	Endurance Specialty Holdings	2,645
	Commercial Lines Insurance/Reinsurance
91,000	United America Indemnity (b)	2,045
	Specialty Insurance
120,643	Eastern Insurance Holdings (b)	1,802
	Workers Comp & Specialty Insurance
		41,736
	• Banks 1.7%
239,500	TCF Financial (b)	6,296
	Great Lakes Bank
212,756	Chittenden	6,104
	Vermont & Western Massachusetts Banks
145,000	Greene County Bancshares	5,301
	Tennessee Bank
94,000	Associated Banc-Corp	3,055
	Midwest Bank
76,518	Glacier Bancorp	2,615
	Mountain States Bank
20,000	First Financial Bankshares	763
	West Texas Bank
31,500	West Bancorporation	539
	Des Moines Commercial Bank
16,227	First Busey	369
	Illinois Bank
11,207	Lakeland Financial	263
	Indiana Bank
3,500	Pacific Continental	$64
	Niche Pacific N.w. Bank
		25,369
	• Savings & Loans 0.5%
141,400	Anchor Bancorp Wisconsin	4,038
	Wisconsin Thrift
80,000	People’s Bank Bridgeport	3,169
	Connecticut Savings & Loan
		7,207
Finance: Total		128,444

Energy & Minerals 7.8%
	• Oil Services 4.7%
401,700	FMC Technologies (b)	21,571
	Oil & Gas Well Head Manufacturer
337,000	Atwood Oceanics (b)	15,155
	Offshore Drilling Contractor
535,000	Chicago Bridge & Iron	12,872
	Engineering & Construction for Petrochemicals & LNG
311,000	Pride International (b)	8,528
	Offshore Drilling Contractor
355,000	Hanover Compressor (b)	6,468
	Natural Gas Compressor Rental & Fabrication
76,500	CARBO Ceramics	2,756
	Natural Gas Well Stimulants
155,000	Key Energy Services (b)	2,108
	Well Workover Services
22,000	Helmerich & Payne	507
	Contract Driller
		69,965
	• Oil & Gas Producers 2.2%
525,000	Quicksilver Resources (b)	16,747
	Natural Gas & Coal Seam Gas Producer
208,400	Southwestern Energy (b)	6,225
	Natural Gas Producer
111,200	Equitable Resources	3,890
	Natural Gas Producer & Utility
450,000	Vaalco Energy (b)	3,231
	Oil & Gas Producer
80,000	St Mary Land & Exploration	2,937
	Oil & Gas Producer
		33,030
	• Other Resources 0.5%
242,000	Layne Christensen (b)	6,914
	Oil& Gas Producer/Engineering & Construction/Contract Drilling
		6,914
	• Oil Refining, Marketing & Distribution 0.4%
155,000	Atmos Energy	4,425
	Dallas Natural Gas Utility
50,250	Oneok	1,899
	Natural Gas Distribution, Pipeline Processing & Trading
		6,324
Energy & Minerals: Total		116,233

Number of Shares or Principal Amount (000)		Value (000)

Other Industries 2.3%
	• Real Estate 1.7%
560,000	DiamondRock Hospitality	$9,302
	Hotel Owner
350,000	Highland Hospitality	5,015
	Hotel Owner
77,500	Gaylord Entertainment (b)	3,398
	Convention Hotels
100,000	Digital Realty Trust	3,132
	Technology-Focused Office Buildings
150,000	Kite Realty Group	2,556
	Community Shopping Centers
90,000	American Campus Communities	2,296
	Student Housing
		25,699
	• Transportation 0.4%
424,720	Heartland Express	6,660
	Regional Trucker
		6,660
	• Regulated Utilities 0.2%
97,500	Northeast Utilities	2,269
	Regulated Electric Utility
		2,269
Other Industries: Total		34,628

Total Equities: 92.4% (Cost: $1,012,074)		1,382,026

Short-Term Obligations: 7.6%
$59,000	Countrywide Financial Funding 5.25% Due 10/03/06 - 10/04/06	58,979
29,000	Rockwell Automation 5.23% Due 10/02/06	28,996
23,000	Conocophillips 5.30% Due 10/05/06	22,986
2,065	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, due 10/02/06 at 5.150%, collateralized by Federal Home Loan Bank, maturing 11/16/15 market value of $2,109 (repurchase proceeds $2,066)	2,065
	(Amortized Cost: $113,026)	113,026

Total Investments: 100.0% (Cost: $1,125,100)(a)		1,495,052

Cash and Other Assets Less Liabilities: (0.0)%		(68)

Total Net Assets: 100%		$1,494,984

• Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)          At September 30, 2006, for federal income tax purposes cost of investments was $1,125,100 and net unrealized appreciation was $369,952 consisting of gross unrealized appreciation of $426,495 and gross unrealized depreciation of $(56,543).

(b)         Non-income producing security.

(c)          An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

RCM Technologies	6.66%

The aggregate cost and value of these companies at September 30, 2006, was $5,636 and $3,985 respectively. Investments in affiliate companies represent 0.27% of total net assets at September 30, 2006. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2006 were as follows:

Dividend Income	$—
Net realized gain or loss	—
Change in unrealized gain or loss	39,300

Purchases	—
Proceeds from sales	—

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2006, these securities amounted to $186 which represents 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Discovery, Series D, Pfd.	9/5/01	375	$1,500	$102
Metabolex, Series F	5/11/00	364	2,000	84
			$3,500	$186

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2006

Number of Shares		Value (000)

Equities: 92.3%
Europe 53.3%
	• Ireland 16.8%
506,661	C&C Group	$6,884
	Beverage Company
280,000	Bank of Ireland	5,467
	Irish Commercial Bank
289,000	Anglo Irish Bank	4,743
	Small Business & Middle Market Banking
220,000	IAWS Group	4,085
	Baked Goods
125,000	Grafton Group	1,647
	Builders Materials Wholesaling & Do-it-yourself Retailing
		22,826
	• Switzerland 9.8%
38,000	Synthes	4,227
	Products for Orthopedic Surgery
42,500	Kuehne & Nagel	2,936
	Freight Forwarding/Logistics
2,400	Geberit	2,927
	Plumbing Supplies
10,250	Swatch Group	1,979
	Watch & Electronics Manufacturer
23,000	Schindler	1,198
	Elevator Manufacturer & Service Provider
		13,267
	• France 5.4%
196,700	SES Global	2,943
	Satellite Broadcasting Services
24,200	Neopost	2,889
	Postage Meter Machines
18,000	Imerys	1,507
	Industrial Minerals Producer
		7,339
	• Germany 4.9%
225,000	Depfa Bank	4,155
	Investment Banker to Public Authorities
1,250	Porsche	1,293
	Specialty Automobile Manufacturer
8,500	Deutsche Boerse	1,277
	Trading, Clearing, Settlement Services for Financial Markets
		6,725
	• United Kingdom 3.5%
215,000	Northern Rock	4,697
	Lowest Cost Mortgage Bank in UK
		4,697
	• Sweden 3.1%
255,000	Tele2	2,571
	European Mobile Operator & Services Reseller
48,000	Hexagon	1,656
	Measurement Equipment & Polymers
		4,227
	• Denmark 2.8%
50,000	Novozymes	3,807
	Industrial Enzymes
		3,807
	• Netherlands 2.8%
30,000	Fugro	$1,262
	Oilfield Services
17,000	Aalberts Industries	1,258
	Flow Control & Heat Treatment
17,000	USG People	1,185
	Temporary Staffing Services
2,700	Boskalis Westminster CVA	175
	Dredging & Maritime Contractor
		3,880
	• Spain 2.5%
88,000	Red Electrica de Espana	3,414
	Spanish Power Grid
		3,414
	• Czech Republic 1.7%
15,300	Komercni Banka	2,276
	Leading Czech Universal Bank
		2,276
Europe: Total		72,458

Asia 27.8%
	• Japan 24.5%
84,000	Daito Trust Construction	4,571
	Apartment Builder
80,000	Aeon Mall	4,240
	Suburban Shopping Mall Developer, Owner & Operator
110,000	Hoya	4,161
	Opto-electrical Components & Eyeglass Lenses
5,299	Jupiter Telecommunications (b)	3,996
	Largest Cable Service Provider in Japan
500	Kenedix	2,780
	Real Estate Investment Management
2,700	Sparx Asset Management	2,505
	Fund Management
280,000	Kansai Paint	2,122
	Paint Producer in Japan, India, China & Southeast Asia
30,000	USS	1,931
	Used Car Auctioneer
85,000	JSR	1,880
	Films & Chemicals for LCD Screens & Electronics
85,000	Ushio	1,836
	Industrial Light Sources
36,000	Ito En	1,239
	Bottled Tea & Other Beverages
199,800	Hiroshima Bank	1,180
	Regional Bank
15,900	Ibiden	843
	Electric Parts & Ceramics
		33,284
	• Hong Kong 3.3%
610,000	Hong Kong Exchanges and Clearing	4,457
	Hong Kong Equity & Derivatives Market Operator
		4,457
Asia: Total		37,741

Number of Shares or Principal Amount (000)		Value (000)

Other Countries 11.2%
	• Canada 7.4%
35,000	Potash	$3,647
	World’s Largest Producer of Potash
102,000	Alliance Atlantis Communication (b)	3,162
	CATV Channels, TV/Movie Production/Distribution
100,000	RONA (b)	1,894
	Leading Canadian Do-it-yourself Retailer
111,000	Kinross Gold (b)	1,389
	Gold Mining
		10,092
	• United States 2.4%
73,100	Atwood Oceanics (b)	3,287
	Drilling Contractor
		3,287
	• South Africa 1.4%
11,100	Impala Platinum Holdings	1,837
	Platinum Group Metals Mining & Refining
		1,837
Other Countries: Total		15,216

Total Equities: 92.3% (Cost: $97,622)		125,415

Short-Term Obligation: 7.1%
$9,690	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, due 10/02/06 at 5.150%, collateralized by Federal Home Loan Bank, maturing 11/16/15 market value of $9,884 (repurchase proceeds $9,694)	9,690
	(Amortized Cost: $9,690)

Total Investments: 99.4% (Cost: $107,312)(a)(c)		135,105

Cash and Other Assets Less Liabilities: 0.6%		860

Total Net Assets: 100%		$135,965

• Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a)          At September 30, 2006, for federal income tax purposes cost of investments was $107,312 and net unrealized appreciation was $27,793 consisting of gross unrealized appreciation of $31,219 and gross unrealized depreciation of $(3,426).

(b)         Non-income producing security.

(c)          On September 30,2006, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro	$44,184	32.5%
Japanese Yen	33,282	24.5
US Dollar	16,624	12.2
Swiss Franc	13,267	9.8
Other currencies less than 5% of total net assets	27,748	20.4
	$135,105	99.4%

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2006

Number of Shares		Value (000)

	Equities: 97.5%
Consumer Goods & Services 34.1%
	• Retail 14.4%
3,445,000	Safeway	$104,556
	Supermarkets
1,370,000	Abercrombie & Fitch	95,188
	Teen Apparel Retailer
845,000	Costco Wholesale	41,980
	Warehouse Superstores
1,350,000	PETCO Animal Supplies (b)	38,664
	Pet Supplies & Services
		280,388
	• Other Consumer Services 8.7%
1,625,000	ITT Educational Services (b)	107,738
	Post-secondary Degree Programs
728,000	Weight Watchers International	32,280
	Weight Loss Programs
1,344,400	Universal Technical Institute (b)	24,051
	Vocational Training
200,000	Career Education (b)	4,500
	Postsecondary Education
		168,569
	• Leisure Products 5.5%
1,100,000	Harley-Davidson	69,025
	Motorcycles & Related Merchandise
740,000	International Speedway	36,882
	Largest Motorsports Racetrack Owner & Operator
		105,907
	• Travel 2.8%
3,500,000	Expedia (b)	54,880
	Online Travel Services Company
		54,880
	• Apparel 2.7%
1,506,000	Coach (b)	51,806
	Designer & Retailer of Branded Leather Accessories
		51,806
Consumer Goods & Services: Total		661,550

Information 27.9%
	• CATV 7.1%
2,947,406	Liberty Global Series C (b)	73,862
1,045,200	Liberty Global Series A (b)	26,903
	Cable TV Franchises Outside the USA
2,500,000	Discovery Holding (b)	36,150
	CATV Programming
		136,915
	• Telecommunications Equipment 6.1%
10,800,000	Tellabs (b)	118,368
	Telecommunications Equipment
		118,368
	• Business Software 5.6%
2,075,000	Avid Technology (b)	75,572
	Digital Nonlinear Editing Software & Systems
5,500,000	Novell (b)	33,660
	Directory, Operating System & Identity Management Software
		109,232
	• Mobile Communications 4.3%
2,300,000	American Tower (b)	$83,950
	Communications Towers in USA & Mexico
		83,950
	• Internet Related 3.2%
9,600,000	SkillSoft (b)(c)	61,344
	Web-based Learning Solutions (E-Learning)
		61,344
	• Contract Manufacturing 1.4%
7,500,000	Sanmina-SCI (b)	28,050
	Electronic Manufacturing Services (EMS)
		28,050
	• Computer Services 0.2%
1,367,000	AnswerThink (b)	3,677
	IT Integration & Best Practice Research
		3,677
Information: Total		541,536

Finance 12.4%
	• Brokerage & Money Management 8.1%
3,400,000	Janus Capital Group	67,048
	Manages Mutual Funds
975,000	Nuveen Investments	49,949
	Money Management
729,500	SEI Investments	40,991
	Mutual Fund Administration & Investment Management
		157,988
	• Insurance 4.3%
112,000	Markel (b)	45,994
	Specialty Insurance
1,800,000	Conseco (b)	37,782
	Life, Long Term Care & Medical Supplement Insurance
		83,776
Finance: Total		241,764

Energy & Minerals 10.8%
	• Mining 6.3%
31,700,000	UrAsia Energy (Canada) (b)(c)	72,886
	Uranium Mining in Kazakhstan
480,000	Potash Corp of Saskatchewan (Canada)	50,011
	World’s Largest Producer of Potash
		122,897
	• Oil Services 4.5%
2,000,000	Pride International (b)	54,840
	Offshore Drilling Contractor
600,000	FMC Technologies (b)	32,220
	Oil & Gas Well Head Manufacturer
		87,060
Energy & Minerals: Total		209,957

Industrial Goods & Services 10.7%
	• Other Industrial Services 3.0%
1,322,000	Expeditors International of Washington	58,935
	International Freight Forwarder
		58,935

Number of Shares or Principal Amount (000)		Value (000)
	• Outsourcing Services 2.6%
3,030,000	Quanta Services (b)	$51,086
	Electrical & Telecom Construction Services
		51,086
	• Waste Management 2.5%
1,300,000	Waste Management	47,684
	US Garbage Collection & Disposal
		47,684
	• Steel 2.0%
2,250,000	Worthington Industries	38,385
	Steel Processing
		38,385
	• Machinery 0.6%
309,300	Mine Safety Appliances	11,023
	Safety Equipment
		11,023
Industrial Goods & Services: Total		207,113
Health Care 1.6%
	• Health Care Services 1.6%
910,000	Lincare Holdings (b)	31,522
	Home Health Care Services
		31,522
Health Care: Total		31,522

Total Equities: 97.5% (Cost: $1,400,245)		1,893,442

Short-Term Obligations: 2.7%
$26,000	State Street Boston 5.26% Due 10/02/06	25,996
23,000	Conocophillips 5.30% Due 10/03/06	22,993
2,380	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, due 10/02/06 at 5.200%, collateralized by Federal Home Loan Bank, maturing 11/16/15 market value of $2,428 (repurchase proceeds $2,381)	2,380
	(Amortized Cost: $51,369)	51,369

Total Investments: 100.2% (Cost: $1,451,614)(a)		1,944,811

Cash and Other Assets Less Liabilities: (0.2)%		(3,404)

Total Net Assets: 100%		$1,941,407

• Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a)               At September 30, 2006, for federal income tax purposes cost of investments was $1,451,614 and net unrealized appreciation was $493,197 consisting of gross unrealized appreciation of $526,851 and gross unrealized depreciation of $(33,654).

(b)              Non-income producing security.

(c)               An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

Skillsoft	8.87%
UrAsia Energy	6.60

The aggregate cost and value of these companies at September 30, 2006, was $111,342 and $134,230 respectively. Investments in affiliate companies represent 6.9% of total net assets at September 30, 2006. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2006, were as follows:

Dividend Income	$—
Net realized gain or loss	—
Change in unrealized gain or loss	3,988

Purchases	6,495
Proceeds from sales	—

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2006

Number of Shares or Principal Amount (000)		Value (000)
	• Bond Funds: 60.1%
6,475	Columbia Intermediate Bond Fund, Class Z	$57,105
3,282	Columbia Federal Securities Fund, Class Z	34,227
2,746	Columbia Conservative High Yield Fund, Class Z	22,872
	Total Bond Funds (Cost: $114,969)	114,204

	• Stock Funds: 39.9%
1,350,081	Columbia Large Cap Enhanced Core Fund, Class Z	19,009
1,128,969	Columbia Dividend Income Fund, Class Z	15,185
789,813	Columbia Large Cap Value Fund, Class Z	11,452
384,537	Columbia Acorn Fund, Class Z	11,394
293,722	Columbia Acorn International, Class Z	11,355
307,711	Columbia Acorn Select, Class Z	7,545
	Total Stock Funds (Cost: $66,664)	75,940

Short-Term Obligation: 0.3%
$506	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/06, Due 10/02/06 at 5.15% collateralized by Federal Home Loan Bank, maturing 2/09/26 Market Value $520 (Repurchase proceeds: $506)	506
	(Cost: $506)	506

Total Investments: 100.3% (Cost: $182,139) (a)		190,650

Cash and Other Assets Less Liabilities: (0.3)%		(493)

Total Net Assets - 100%		$190,157

• Notes to Statement of Investments (in thousands)

*Security Valuation

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value.

(a)               At September 30, 2006, for federal income tax purposes cost of investments was $182,139 and net unrealized appreciation was $8,511 consisting of gross unrealized appreciation of $9,615 and gross unrealized depreciation of $(1,104).

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 27, 2006

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 27, 2006